Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	June 30,	December 31,
	2026	2025
	$’000	$’000
Cash at bank and in hand	37,454	30,972
Cash equivalents	307,599	215,279
	345,053	246,251